Offerings	Mar. 28, 2025
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt securities
Offering Note
(1)	Any securities registered hereunder may be sold separately or as units with other securities registered hereunder.
(2)	Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.
(3)	An indeterminate aggregate offering price or number of securities of each identified class is being registered as may from time to time be offered at indeterminate prices.
(4)	In accordance with Rules 456(b) and 457(r), the registrant is deferring payment of all of the registration fee.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common stock, par value $1.00 per share
Offering Note
(1)	Any securities registered hereunder may be sold separately or as units with other securities registered hereunder.
(2)	Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.
(3)	An indeterminate aggregate offering price or number of securities of each identified class is being registered as may from time to time be offered at indeterminate prices.
(4)	In accordance with Rules 456(b) and 457(r), the registrant is deferring payment of all of the registration fee.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred stock, par value $1.00 per share
Offering Note
(1)	Any securities registered hereunder may be sold separately or as units with other securities registered hereunder.
(2)	Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.
(3)	An indeterminate aggregate offering price or number of securities of each identified class is being registered as may from time to time be offered at indeterminate prices.
(4)	In accordance with Rules 456(b) and 457(r), the registrant is deferring payment of all of the registration fee.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Depositary Shares representing Preferred Stock
Offering Note
(1)	Any securities registered hereunder may be sold separately or as units with other securities registered hereunder.
(2)	Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.
(3)	An indeterminate aggregate offering price or number of securities of each identified class is being registered as may from time to time be offered at indeterminate prices.
(4)	In accordance with Rules 456(b) and 457(r), the registrant is deferring payment of all of the registration fee.
(5)	Each depositary share will be issued under a deposit agreement, will represent an interest in a fractional share of preferred stock and will be evidenced by a depositary receipt.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Guarantees of Debt Securities
Offering Note
(1)	Any securities registered hereunder may be sold separately or as units with other securities registered hereunder.
(2)	Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.
(3)	An indeterminate aggregate offering price or number of securities of each identified class is being registered as may from time to time be offered at indeterminate prices.
(4)	In accordance with Rules 456(b) and 457(r), the registrant is deferring payment of all of the registration fee.
(6)
Welltower Inc. may fully and unconditionally guarantee debt securities issued by Welltower OP LLC In accordance with Rule 457(n), no separate fee is payable with respect to the guarantees of debt securities being registered.

Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Offering Note
(1)	Any securities registered hereunder may be sold separately or as units with other securities registered hereunder.
(2)	Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.
(3)	An indeterminate aggregate offering price or number of securities of each identified class is being registered as may from time to time be offered at indeterminate prices.
(4)	In accordance with Rules 456(b) and 457(r), the registrant is deferring payment of all of the registration fee.
(7)	The warrants covered by this registration statement may be warrants for common stock, preferred stock, depositary shares or debt securities.

Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Offering Note
(1)	Any securities registered hereunder may be sold separately or as units with other securities registered hereunder.
(2)	Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.
(3)	An indeterminate aggregate offering price or number of securities of each identified class is being registered as may from time to time be offered at indeterminate prices.
(4)	In accordance with Rules 456(b) and 457(r), the registrant is deferring payment of all of the registration fee.
(8)	Units consist of any combination of one or more debt securities or other securities, including preferred stock, depositary shares, common stock, warrants or any combination thereof.